Net Profit (Loss) Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted net profit (loss) per share attributable to ordinary shareholders for the periods presented:

	Year Ended December 31,
	2025		2024		2023
	Class A	Class B	Class A	Class B	Class A	Class B
	(in thousands, except share and per share data)
Numerator:
Net profit (loss) attributable to ordinary shareholders, basic and diluted	$(19,440)	$(8,125)	$(24,901)	$(10,021)	$(38,407)	$(20,628)

Denominator:
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic and diluted	111,049,902	46,410,797	121,867,011	49,040,148	115,005,250	61,768,148
Net profit (loss) per share attributable to ordinary shareholders, basic and diluted	$(0.18)	$(0.18)	$(0.20)	$(0.20)	$(0.33)	$(0.33)

Schedule of Weighted Average Number of Shares	The weighted-average potential ordinary shares that were excluded from the computation of diluted net profit (loss) per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive, or whose issuance is contingent upon the satisfaction of certain market conditions, are as follows:

	Year Ended December 31,
	2025		2024		2023
	Class A	Class B	Class A	Class B	Class A	Class B
Warrants to purchase ordinary shares(1)	—	—	146,557	—	725,334	753,565
Outstanding share options	6,600,456	—	9,122,598	—	11,654,082	—
Unvested RSUs	16,547,989	—	21,711,292	—	23,375,114	—
Total	23,148,445	—	30,980,447	—	35,754,530	753,565
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(1)In 2024, includes warrants issued to customers. In 2023, includes the warrants to purchase ordinary shares and warrants issued to customers.